PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Operations and Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative expenses	$ (59,197)	¥ (412,117)	¥ (279,859)	¥ (203,635)
Total operating expenses	(339,971)	(2,366,810)	(1,190,007)	(844,432)
Other long-term investments related impairment			(15,215)	(932)
Investment income	7,500	52,211	18,753
Others, net	11,839	82,422	1,773	28,013
Income before income tax expense	388,766	2,706,511	2,109,528	474,579
Income tax expense	(59,174)	(411,959)	(132,222)	(234,227)
Net income	329,592	2,294,552	1,977,306	240,352
Pre-IPO Preferred Shares redemption value accretion				(82,117)
Income allocation to participating Pre-IPO Preferred Shares				(132,241)
Net income attributable to ordinary shareholders	329,592	2,294,552	1,977,306	25,994
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax	1,008	7,020	643	(31,893)
Total comprehensive income	330,600	2,301,572	1,977,949	208,459
Foreign currency translation adjustments, tax		0	0	0
Parent
Operating expenses:
General and administrative expenses	(2,659)	(18,514)	(15,686)	(1,989)
Total operating expenses	(2,659)	(18,514)	(15,686)	(1,989)
Interest (expense)/income, net	(2,023)	(14,085)	4,304	(9,134)
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	324,645	2,260,115	1,978,986	251,475
Other long-term investments related impairment			(12,739)
Investment income	8,244	57,391	18,753
Others, net	1,385	9,645	3,688
Income before income tax expense	329,592	2,294,552	1,977,306	240,352
Net income	329,592	2,294,552	1,977,306	240,352
Pre-IPO Preferred Shares redemption value accretion				(82,117)
Income allocation to participating Pre-IPO Preferred Shares				(132,241)
Net income attributable to ordinary shareholders	329,592	2,294,552	1,977,306	25,994
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax	1,008	7,020	643	(31,893)
Total comprehensive income	$ 330,600	¥ 2,301,572	1,977,949	208,459
Foreign currency translation adjustments, tax			¥ 0	¥ 0	¥ 0